Annual Total Returns[BarChart] - ProShares High Yield-Interest Rate Hedged - None	2014	2015	2016	2017	2018	2019	2020
Total	(2.50%)	(9.52%)	14.62%	4.43%	(2.20%)	11.68%	0.54%